RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Allocation amount	$ 600,000	$ 700,000		$ 1,300,000	$ 1,400,000		$ 2,500,000	$ 3,400,000
Net operating expense	6,378,014	$ 5,940,339		13,034,137	11,845,994		30,872,293	14,251,075
Due from affiliates	$ 5,800,000			5,800,000			3,800,000	2,300,000
Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Net operating expense			$ 3,034,727			$ 9,419,009
Healthier Choices Management Corp [Member]
Related Party Transaction [Line Items]
Net operating expense				$ 1,300,000	1,400,000		2,500,000	2,800,000
Due from affiliates					$ 100,000		100,000	11,000,000.0
Funds from parent company							3,400,000	$ 13,800,000
Ellwood Thompson Acquisition [Member]
Related Party Transaction [Line Items]
Due from affiliates							$ 800,000
Related Party [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Consulting fees			$ 45,000			$ 179,000